Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net unrealized gains / (losses) on available-for-sale securities, beginning balance	$ (545)	$ (588)	$ (588)
Net unrealized gains / (losses) on available-for-sale securities	608	(1,641)	43	$ (588)	$ 0
Net unrealized gains / (losses) on available-for-sale securities, ending balance			(545)	(588)
Total accumulated other comprehensive income (loss), net of taxes, beginning balance	(545)	(588)	(588)
Other comprehensive income (loss), net of taxes	608	$ (1,641)	43	(588)	$ 0
Total accumulated other comprehensive income (loss), net of taxes, ending balance	$ 63		$ (545)	$ (588)